Short Term Loans from Banking Institutions	12 Months Ended
Dec. 31, 2024
Short Term Loans from Banking Institutions [Abstract]
Short term loans from banking institutions	Note 8 - Short term loans from banking institutions
	As at December 31,
	2024	2023
	New Israeli Shekels
Overdraft	-	2,730
Current maturities from long term loans	-	13,892
	-	16,622